Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Reconciliation of the Expected Provision for Income Tax Recovery/Expense to the Actual Provision for Income Tax Recovery/Expense
The reconciliation of the expected provision for income tax recovery/expense to the actual provision for income tax recovery/expense reported in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2015, 2014, and 2013 is as follows.

	2015 $	2014 $	2013 $
Earnings (loss) before income taxes	(18,790)	(22,311)	(4,837)
Expected income tax expense (recovery) at Canadian statutory income tax rate of 26.51% (2014-26.51%)	(4,980)	(5,915)	(1,282)
Permanent differences	1,333	1,203	435
Share issuance costs	(3,734)	—	—
Effect of change in tax rates	—	—	(163)
Utilization of tax credits	—	—	(93)
Other	(8)	(43)	—
Foreign rate differential	(44)	(3)	(2)
Increase (decrease) in valuation allowance	7,433	4,758	1,105
Provision for income tax (recovery) expense	—	—	—

Significant Components of Future Income Tax Assets and Liabilities
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2015 and 2014 are as follows.

	2015 $	2014 $
Deferred tax assets
Temporary differences on capital and intangible assets	415	606
Tax loss carryforwards	3,799	3,415
SR&ED expenditure carryforwards	1,687	974
Share issue costs	3,345	39
Investment tax credits	1,253	497
Lease accruals and other provisions	4,316	1,664
Total deferred tax assets	14,815	7,195
Valuation allowance	(14,011)	(6,578)
	804	617
Deferred tax liabilities
Capitalized software development costs	(804)	(380)
Investment tax credits used or refunded	—	(237)
Total deferred tax liabilities	(804)	(617)
Net deferred tax asset	—	—

Schedule of Expiration Dates of Investment Tax Credits
As of December 31, 2015 and 2014, the Company had unused non-capital tax losses of approximately $14,264 and $13,475 respectively, a SR&ED expenditure pool totaling $6,364 and $3,673 respectively, and investment tax credits of $1,486 and $532 respectively, that are due to expire as follows.

	SR&ED Expenditures $	Investment Tax Credits $	Non-Capital Losses $
2031	—	45	—
2032	—	117	13
2033	—	232	11,235
2034	—	197	825
2035	—	895	2,191
Indefinite	6,364	—	—
	6,364	1,486	14,264

Summary of Operating Loss Carryforwards
As of December 31, 2015 and 2014, the Company had unused non-capital tax losses of approximately $14,264 and $13,475 respectively, a SR&ED expenditure pool totaling $6,364 and $3,673 respectively, and investment tax credits of $1,486 and $532 respectively, that are due to expire as follows.

	SR&ED Expenditures $	Investment Tax Credits $	Non-Capital Losses $
2031	—	45	—
2032	—	117	13
2033	—	232	11,235
2034	—	197	825
2035	—	895	2,191
Indefinite	6,364	—	—
	6,364	1,486	14,264